Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant And Equipment [Abstract]
Interest capitalized on construction projects	$ 1.6	$ 0.2	$ 1.3
Depreciation expense	92.2	83.2	74.3
Asset retirement obligations	12.4	11.7
Accretion expense	$ 0.7	$ 0.7	$ 0.4